COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Financial instruments with off-balance sheet risk

A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2015	2014
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$243,458	$204,827
Standby letters of credit	3,582	2,757

Analysis of vehicle service contract counterparty receivable

An analysis of our vehicle service contract counterparty receivable, net follows:

	2015	2014	2013
	(In thousands)
Balance at beginning of year, net of reserve	$7,237	$7,716	$18,449
Transfers in from payment plan receivables	1,203	180	792
Reserves established and charge-offs recorded to expense	(119)	(199)	(4,837)
Transferred to (from) contingency reserves	—	(75)	63
Cash received	(1,092)	(385)	(6,751)
Balance at end of year, net of reserve	$7,229	$7,237	$7,716
Reserve at end of year	$56	$1,370	$1,300

Analysis of vehicle service contract counterparty reserve

An analysis of our vehicle service contract counterparty reserve follows:

	2015	2014	2013
	(In thousands)
Balance at beginning of year	$1,370	$1,375	$2,012
Additions charged to expense	119	199	4,837
Charge-offs, net	(1,433)	(204)	(5,474)
Balance at end of year	$56	$1,370	$1,375
Reserves recorded in VSC counterparty receivables, net	$56	$1,370	$1,300
Reserves recorded in accrued expenses and other liabilities	—	—	75
Total at end of year	$56	$1,370	$1,375